Statement of Changes in Parent's Equity in Unit and Consolidated Statement of Stockholders' Equity (USD $)	Total USD ($)	Predecessor USD ($)	Successor USD ($)	Successor Recapitalization transaction USD ($)	Successor Recapitalization transaction Former Chairman USD ($)	Successor Private Placement USD ($)	Successor Purchase of IM Licensing Business USD ($)	Successor Acquisition of Earthbound contract in connection with purchase of IM Licensing Business USD ($)	Successor Term Loan USD ($)	Common Stock Successor USD ($)	Common Stock Successor Recapitalization transaction	Common Stock Successor Recapitalization transaction Former Chairman	Common Stock Successor Private Placement USD ($)	Common Stock Successor Purchase of IM Licensing Business USD ($)	Common Stock Successor Acquisition of Earthbound contract in connection with purchase of IM Licensing Business USD ($)	Paid - in Capital Successor USD ($)	Paid - in Capital Successor Recapitalization transaction USD ($)	Paid - in Capital Successor Recapitalization transaction Former Chairman USD ($)	Paid - in Capital Successor Private Placement USD ($)	Paid - in Capital Successor Purchase of IM Licensing Business USD ($)	Paid - in Capital Successor Acquisition of Earthbound contract in connection with purchase of IM Licensing Business USD ($)	Paid - in Capital Successor Term Loan USD ($)	Accumulated Deficit Successor USD ($)
Beginning Balance at Dec. 31, 2009		$ (2,985,000)
Net (loss) income		4,627,000
Less: Member distributions		(8,997,000)
Ending Balance at Dec. 31, 2010		(7,355,000)
Net (loss) income		1,304,000
Ending Balance at Mar. 31, 2011
Beginning Balance at Dec. 31, 2010		(7,355,000)
Net (loss) income		4,173,000
Less: Member distributions		(2,147,000)
Ending Balance at Sep. 28, 2011		(5,329,000)	(422,000)							1,000													(423,000)
Beginning Balances (in shares) at Sep. 28, 2011										944,688
Common stock and warrants issued (in shares)											186,811		861,000
Common stock and warrants issued				(125,000)		4,305,000							1,000				(125,000)		4,304,000
Common stock issued (in shares)												47,132		2,759,000	944,688
Common stock issued					158,000		9,215,000	3,155,000						3,000	1,000			158,000		9,212,000	3,154,000
Warrants issued in connection with Term Loan									1,214,000													1,214,000
Shares issued to employees in connection with restricted stock grants (in shares)										17,125
Shares issued to employees in connection with restricted stock grants			57,000													57,000
Compensation expense in connection with stock options and warrants to directors and management			367,000													367,000
Direct costs relating to equity placement, including 9,800 warrants issued to placement agent			(438,000)													(438,000)
Shares issued on exercise of warrants on December 20, 2011 (in shares)										50,000
Shares issued on exercise of warrants on December 20, 2011			1,000													1,000
Net (loss) income			(869,000)																				(869,000)
Ending Balance at Dec. 31, 2011			16,618,000							6,000						17,904,000							(1,292,000)
Ending Balances (in shares) at Dec. 31, 2011										5,810,444
Net (loss) income			162,000
Ending Balance at Mar. 31, 2012	$ 16,820,000